Capital Withdrawal Payable To General Partner	12 Months Ended
Dec. 31, 2016
Capital Withdrawal Payable To General Partner [Abstract]
Capital Withdrawal Payable To General Partner

8.    CAPITAL WITHDRAWAL PAYABLE TO GENERAL PARTNER

At December 31, 2016 and 2015, capital withdrawals payable were $2,405,883 and $450,037, respectively. At December 31, 2016, the capital withdrawal payable included profit share allocated to the General Partner of $1,755,883 and withdrawal payable to the General Partner of $650,000, respectively. At December 31, 2015, the capital withdrawal payable represents solely profit share allocated to the General Partner of $450,037.